Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	BOSTON TRUST WALDEN FUNDS
Entity Central Index Key	0000882748
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 31, 2020
Document Effective Date	Dec. 31, 2020
Prospectus Date	May 01, 2020
Boston Trust Walden International Equity Fund | Boston Trust Walden International Equity Fund
Prospectus:
Trading Symbol	WIEFX